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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Gates Capital Management, Inc.
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   Address:      1177 Avenue of the Americas, 32nd Floor
                 ---------------------------------------
                 New York, NY 10036
                 -------------------------------

Form 13F File Number: 28-11102
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Gates
         -------------------------------
Title:   President
         -------------------------------
Phone:   (212) 626-1421
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Jeffrey L. Gates          New York, New York   August 12, 2011
   -------------------------------    ------------------   ---------------
            [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ----------------------

Form 13F Information Table Entry Total: 25
                                        ----------------------

Form 13F Information Table Value Total: $858,359(in thousands)
                                        ----------------------

List of Other Included Managers:        NONE

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                           FORM 13F INFORMATION TABLE

                                                            VALUE    SHARES/   SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP      (x$1000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED NONE
ASHLAND INC NEW                    COM         044209104     62703    970340   SH         SOLE                 970340
BARD C R INC                       COM         067383109     34473    313792   SH         SOLE                 313792
BED BATH & BEYOND INC              COM         075896100     37760    646902   SH         SOLE                 646902
BLOUNT INTL INC NEW                COM         095180105     60470   3461341   SH         SOLE                3461341
COCA COLA ENTERPRISES INC          COM         191219104     16302    558657   SH         SOLE                 558657
COPART INC                         COM         217204106     55621   1193578   SH         SOLE                1193578
DARLING INTL INC                   COM         237266101     36896   2084498   SH         SOLE                2084498
DAVITA INC                         COM         23918K108     24922    287754   SH         SOLE                 287754
DOVER DOWNS GAMING & ENTMT         COM         260095104      8997   2811804   SH         SOLE                2811804
FLOTEK INDS INC DEL           NOTE 5.25% 2/1   343389AA0     26252  26384000   PRN        SOLE               26384000
FLOTEK INDS INC DEL                COM         343389102     20355   2389123   SH         SOLE                2389123
GEOMET INC DEL                     COM         3725OU201      1620   1372793   SH         SOLE                1372793
GRACE W R & CO DEL NEW             COM         38388F108     54063   1184803   SH         SOLE                1184803
INTERVAL LEISURE GROUP INC         COM         46113M108     40093   2928623   SH         SOLE                2928623
KAR AUCTION SVCS INC               COM         48238T109     37704   1993859   SH         SOLE                1993859
MASCO CORP                         COM         574599106     34560   2872793   SH         SOLE                2872793
MCGRAW HILL COS INC                COM         580645109     33879    808374   SH         SOLE                 808374
MGM RESORTS INTERNATIONAL     NOTE 4.25% 4/1   55303QAE0     41663  38421000   PRN        SOLE               38421000
QUANEX BUILDING PRODUCTS COR       COM         747619104     38015   2319377   SH         SOLE                2319377
RICHARDSON ELECTRS LTD             COM         763165107     10125    745039   SH         SOLE                 745039
SHUFFLE MASTER INC                 COM         825549108      3754    401230   SH         SOLE                 401230
SNAP ON INC                        COM         833034101     55316    885347   SH         SOLE                 885347
SOLUTIA INC                        COM         834376501     77923   3410179   SH         SOLE                3410179
VISHAY PRECISION GROUP INC         COM         92835K103     20465   1212384   SH         SOLE                1212384
ZIMMER HLDGS INC                   COM         98956P102     24428    386514   SH         SOLE                 386514